Financial risk management - Credit risk (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of gross trade receivables by due date and impairment
Number of days for payment that specific agreements may go beyond	30 days
Trade receivables	£ 177,147,000	£ 64,929,000
Transfer fees receivable	£ 102,614,000	59,845,000
Percentage of provision for trade receivables that are past due and impaired	100.00%
Minimum
Disclosure of gross trade receivables by due date and impairment
Credit term for other sales	14 days
Maximum
Disclosure of gross trade receivables by due date and impairment
Credit term for other sales	30 days
Cost / gross value
Disclosure of gross trade receivables by due date and impairment
Trade receivables	£ 197,532,000	75,914,000
Trade receivables | Cost / gross value
Disclosure of gross trade receivables by due date and impairment
Financial assets	197,532,000	75,914,000
Trade receivables | Cost / gross value | Not impaired | Not past due
Disclosure of gross trade receivables by due date and impairment
Financial assets	157,747,000	49,537,000
Trade receivables | Cost / gross value | Not impaired | Past due
Disclosure of gross trade receivables by due date and impairment
Financial assets	19,400,000	15,392,000
Trade receivables | Cost / gross value | Impaired | Not past due
Disclosure of gross trade receivables by due date and impairment
Financial assets		260,000
Trade receivables | Cost / gross value | Impaired | Past due
Disclosure of gross trade receivables by due date and impairment
Financial assets	£ 20,385,000	£ 10,725,000